UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                --------------

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.):     [    ] is a restatement.
                                           [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          SCGE MANAGEMENT, LP
               --------------------
Address:       3000 Sand Hill Road
               --------------------
               Menlo Park, CA 94025
               --------------------

Form 13F File Number:     028-14804
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ralph Ho
               -----------------------
Title:         Chief Operating Officer
               -----------------------
Phone:         650-854-3927
               -----------------------

Signature, Place, and Date of Signing:

/s/ Ralph Ho          California           May 15, 2013
--------------        ------------         --------------

Report Type (Check only one.):
[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     28-
     --------------------          ------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     20
                                            ---------
Form 13F Information Table Value Total:     $360,193
                                            ---------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.            Form 13F File Number          Name

     ----------     --------------------          ----------------

                                                                 SCGE MANAGEMENT, LP
                                                      FORM 13F INFORMATION TABLE AS OF MARCH 31, 2013


                                                                                                                 VOTING AUTHORITY
                                                                                                             -----------------------
                                                          VALUE X  SHARES/    SH/  PUT/  INVSTMT   OTHER
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      ($1000)  PRN AMT    PRN  CALL  DISCRETN  MANAGERS  SOLE       SHARED  NONE
-----------------------------  --------------  ---------  -------  ---------  ---  ----  --------  --------  ---------  ------  ----
21VIANET GROUP INC             SPONSORED ADR   90138A103  16,646   1,770,857  SH         SOLE                1,770,857  0       0
AMAZON COM INC                 COM             023135106  13,325      50,000  SH         SOLE                   50,000  0       0
CROWN CASTLE INTL CORP         COM             228227104  17,410     250,000  SH         SOLE                  250,000  0       0
EQUINIX INC                    COM NEW         29444U502  16,223      75,000  SH         SOLE                   75,000  0       0
FACEBOOK INC                   CL A            30303M102   7,674     300,000  SH         SOLE                  300,000  0       0
GOOGLE INC                     CL A            38259P508  33,753      42,500  SH         SOLE                   42,500  0       0
ISOFTSTONE HOLDINGS LTD        SPONSORED ADR   46489B108   9,706   1,984,800  SH         SOLE                1,984,800  0       0
K12 INC                        COM             48273U102  15,672     650,000  SH         SOLE                  650,000  0       0
NIELSEN HOLDINGS N V           COM             N63218106  32,238     900,000  SH         SOLE                  900,000  0       0
PALO ALTO NETWORKS INC         COM             697435105   6,264     110,677  SH         SOLE                  110,677  0       0
PEGASYSTEMS INC                COM             705573103  23,026     820,000  SH         SOLE                  820,000  0       0
RIVERBED TECH INC              COM             768573107  23,872   1,600,000  SH         SOLE                1,600,000  0       0
SENSATA TECHNOLOGIES HOLDINGS  SHS             N7902X106  18,079     550,000  SH         SOLE                  550,000  0       0
SERVICENOW                     COM             81762P102   7,240     200,000  SH         SOLE                  200,000  0       0
TAL EDUCATION GROUP            ADS REPSTG COM  874080104   5,650     603,000  SH         SOLE                  603,000  0       0
TIBCO SOFTWAR INC              COM             88632Q103  16,172     800,000  SH         SOLE                  800,000  0       0
VERISIGN INC                   COM             92343E102  56,724   1,200,000  SH         SOLE                1,200,000  0       0
VIPSHOP HOLDINGS LTD           SPONSORED ADR   92763W103   9,111     300,000  SH         SOLE                  300,000  0       0
YANDEX NV                      SHS CLASS A     N97284108  24,297   1,050,000  SH         SOLE                1,050,000  0       0
YELP INC                       CL A            985817105   7,113     300,000  SH         SOLE                  300,000  0       0